Other Balance Sheet Accounts - Other non-current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017	[1]
Disclosure of financial assets [line items]
Equity securities	$ 471,482
Security deposits	5,010	$ 5,248
Other	9,703	8,218
Total other non-current assets	76,645	13,466	[1]	$ 10,047
Marketable equity securities
Disclosure of financial assets [line items]
Equity securities	58,932	0
Non-marketable equity securities
Disclosure of financial assets [line items]
Equity securities	$ 3,000	$ 0

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.